Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010:

	Estimated Useful
	Lives (in Years)	2011	2010

Furniture and fixtures	7	$14,033	$13,353
Computers and equipment	5-7	34,419	35,956
		48,452	49,309
Less: accumulated depreciation		(13,282)	(4,427)
Property and equipment, net		$35,170	$44,882

Depreciation expense totaled $8,855 for the year ended December 31, 2011, $10,000 for the period January 1, 2010 to May 5, 2010, and $4,427 for the period May 6, 2010 to December 31, 2010.